Income Taxes (Details) - Schedule of Components of the Income (Loss) Before Income Tax - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Components of the Income (Loss) Before Income Tax [Abstract]
PRC subsidiaries	$ (7,311,120)	$ (1,115,363)
Hong Kong and Cayman subsidiaries	(1,489,911)	7,833,698
Singapore subsidiary	7,471	(46,944)
(Loss) income before income taxes	$ (8,793,560)	$ 6,671,391